RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pension Plan | Foreign Plan
Fair value of plan assets [Abstract]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	$ 197	$ 172
Fair value of plan assets for defined benefit plan with benefit obligation in excess of plan assets.	132	114
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	42	(181)
Projected benefit obligation and fair value of plan assets [Abstract]
Total projected benefit obligation - aggregate benefit obligation	682	665
Defined Benefit obligation where Fair Value exceeds Pension benefit obligation	485	493
Fair Value of plan assets where fair value exceeds pension benefit obligation	659	634
Benefit Obligation	682	665	$ 1,100
Accumulated benefit obligation and fair value of plan assets
Accumulated benefit obligation in excess of fair value of plan assets - aggregate benefit obligation	192	167
Accumulated benefit obligation in excess of accumulated benefit obligation - aggregate fair value of plan assets	132	114
Accumulated Benefit Obligation where Fair Value of plan Assets exceeds ABO	480	485
Fair value of plan assets for defined benefit pension plan where the fair value of plan assets exceeds ABO.	659	634
Defined Benefit Plan, Accumulated Benefit Obligation	672	652
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	18
Fair Value of Plan Assets	791	748	1,093
Pension Plan | Foreign Plan | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	17	22
Pension Plan | Foreign Plan | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	367	360
Pension Plan | Foreign Plan | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	321	274
Pension Plan | Foreign Plan | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		92
Pension Plan | Foreign Plan | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	86
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	380	347
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	0
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	266	264
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	113	83
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | Foreign Plan | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3)
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Unrealized gains/(losses)	5	(39)
Purchases, sales, issuances, and settlements	(6)	(5)
Transfers in (out)	0	159
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	5	(23)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	86	92	0
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		92
Pension Plan | Foreign Plan | Significant Unobservable Inputs (Level 3) | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	86
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	129	120
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	16	22
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	113	98
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | Foreign Plan | Significant Other Observable Inputs (Level 2) | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	196	189
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	101	96
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	95	93
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | Foreign Plan | Fair Value Measured at Net Asset Value Per Share | Other Contract
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | UNITED STATES
Fair value of plan assets [Abstract]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	3	3
Fair value of plan assets for defined benefit plan with benefit obligation in excess of plan assets.	0	0
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	0	0
Projected benefit obligation and fair value of plan assets [Abstract]
Defined Benefit obligation where Fair Value exceeds Pension benefit obligation	340	354
Fair Value of plan assets where fair value exceeds pension benefit obligation	359	396
Benefit Obligation	343	357	512
Accumulated benefit obligation and fair value of plan assets
Accumulated benefit obligation in excess of fair value of plan assets - aggregate benefit obligation	3	3
Accumulated benefit obligation in excess of accumulated benefit obligation - aggregate fair value of plan assets	0	0
Accumulated Benefit Obligation where Fair Value of plan Assets exceeds ABO	340	354
Fair value of plan assets for defined benefit pension plan where the fair value of plan assets exceeds ABO.	359	396
Defined Benefit Plan, Accumulated Benefit Obligation	343	357
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	0
Fair Value of Plan Assets	359	396	551
Assets for Plan Benefits, Defined Benefit Plan	359
Pension Plan | UNITED STATES | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	2	1
Pension Plan | UNITED STATES | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	182	194
Pension Plan | UNITED STATES | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	174	199
Pension Plan | UNITED STATES | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	2
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		49
Assets for Plan Benefits, Defined Benefit Plan	44
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	44	49
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3)
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Realized gains/(losses)	0	0
Unrealized gains/(losses)	0	0
Purchases, sales, issuances, and settlements	(1)	0
Transfers in (out)	0	0
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	2	2
Assets for Plan Benefits, Defined Benefit Plan	1
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	2
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Assets for Plan Benefits, Defined Benefit Plan	0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		345
Assets for Plan Benefits, Defined Benefit Plan	314
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	2	1
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets		145
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Defined Benefit Plan, Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	138
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	174	199
Pension Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	0	0
Projected benefit obligation and fair value of plan assets [Abstract]
Benefit Obligation	65	65	84
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	76	85	116
Post-Retirement Benefit Plan | UNITED STATES | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	39	42
Post-Retirement Benefit Plan | UNITED STATES | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	36	42
Post-Retirement Benefit Plan | UNITED STATES | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	1
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	10	10
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	10	10
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3)
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Realized gains/(losses)	0	0
Unrealized gains/(losses)	0	0
Purchases, sales, issuances, and settlements	0	0
Transfers in (out)	0	0
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	1	$ 1
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Unobservable Inputs (Level 3) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	1	1
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2)
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Significant Other Observable Inputs (Level 2) | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	65	74
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Cash and Cash Equivalents
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	0	0
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Equity Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	29	32
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Fixed Income Securities
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	36	42
Post-Retirement Benefit Plan | UNITED STATES | Fair Value Measured at Net Asset Value Per Share | Other Investments
Accumulated benefit obligation and fair value of plan assets
Fair Value of Plan Assets	$ 0	$ 0